Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Short-term Lease, Cost	$ 1.4	$ 1.3	$ 0.9
Sales-type lease revenue	5.2	$ 4.9	$ 11.6
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 1.2
Real Estate Leases
Lessee, Lease, Description [Line Items]
Lessee, Percentage Of Leased Assets And Liabilities	83.00%